LOANS PRINCIPAL, INTEREST AND FINANCING SERVICE FEE RECEIVABLES (Details 2) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total current	¥ 12,929,493,099	¥ 15,477,867,781
Total loans	15,861,324,470	16,701,504,043
Total non-accrual	415,938,138	294,146,332
90 days past due and accruing	0	0
1-30 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total current	1,031,203,259	723,143,029
31-90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total current	1,484,689,974	206,346,901
91 - 180 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total current	159,343,805	136,276,334
>180 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total current	¥ 256,594,333	¥ 157,869,998